Nature of Business and Organization (Details) - Schedule of Subsidiaries Entities	12 Months Ended
Mar. 31, 2024
Rectitude Pte. Ltd. (“RPL”) [Member]
Nature of Business and Organization (Details) - Schedule of Subsidiaries Entities [Line Items]
Date of incorporation	Dec. 26, 1997
Place of incorporation	Singapore
Ownership	100.00%
Principal activities	Wholesale of safety products
Alturan Supplies Pte. Ltd. (“ALS”) [Member]
Nature of Business and Organization (Details) - Schedule of Subsidiaries Entities [Line Items]
Date of incorporation	Sep. 15, 2009
Place of incorporation	Singapore
Ownership	100.00%
Principal activities	Supply of safety products
P.T.H. Pte. Ltd. (“PTH”) [Member]
Nature of Business and Organization (Details) - Schedule of Subsidiaries Entities [Line Items]
Date of incorporation	Nov. 03, 2008
Place of incorporation	Singapore
Ownership	100.00%
Principal activities	Supply of safety products